CAPITAL STOCK AND RESERVES	12 Months Ended
Dec. 31, 2023
CAPITAL STOCK AND RESERVES
CAPITAL STOCK AND RESERVES
16.	CAPITAL STOCK AND RESERVES

Authorized – unlimited number of voting common shares without par value.

Private placements and bought deal offerings

Transactions during the year ended December 31, 2023

On May 24, 2023, the Company closed a bought deal public offering, whereby gross proceeds of $73,537,000 were raised by the issuance of 10,005,000 common shares at a price of $7.35 per common share.

On October 10, 2023, the Company closed a non-brokered private placement offering, whereby gross proceeds of $4,541,000 were raised by the issuance of 259,066 flow-through shares at a price of $8.44 per flow-through share and 249,409 flow-through shares at a price of $9.44 per flow-through share.

On December 27, 2023, the Company closed a non-brokered private placement offering, whereby gross proceeds of $10,734,000 were raised by the issuance of 892,461 flow-through shares at a price of $8.80 per flow-through share and 366,248 flow-through shares at a price of $7.865 per flow-through share.

During the year ended December 31, 2023, the Company incurred share issue costs of $4,142,000 and raised total gross proceeds of $88,812,000.

Transactions during the year ended December 31, 2022

On September 23, 2022, the Company closed a bought deal public offering, whereby gross proceeds of $34,500,000 were raised by the issuance of 5,702,479 common shares at a price of $6.05 per common share.

On November 16, 2022, the Company closed a non-brokered private placement offering, whereby gross proceeds of $5,000,000 were raised by the issuance of 250,784 flow-through shares at a price of $7.975 per flow-through share and 333,334 flow-through shares at a price of $9.00 per flow-through share.

On December 16, 2022, the Company closed a non-brokered private placement offering, whereby gross proceeds of $10,000,000 were raised by the issuance of 1,000,000 flow-through shares at a price of $10.00 per flow-through share.

16.	CAPITAL STOCK AND RESERVES (continued)

Private placements and bought deal offerings (continued)

Transactions during the year ended December 31, 2022 (continued)

On December 22, 2022, the Company closed a non-brokered private placement offering, whereby gross proceeds of $3,040,000 were raised by the issuance of 283,286 flow-through shares at a price of $10.73 per flow-through share.

During the year ended December 31, 2022, the Company incurred share issuance costs of $2,753,000 and raised total gross proceeds of $52,540,000.

Tahltan Investment Rights

On April 16, 2021, the Company entered into an investment agreement with the Tahltan Central Government (“TCG”), pursuant to which TCG invested $5,000,000 into Skeena by purchasing 399,285 Tahltan Investment Rights (“Rights”) for approximately $12.52 per Right. Each Right will vest by converting into one common share upon the achievement of key Company and permitting milestones (“Milestones”), or over time, as follows:

●	119,785 Rights: earlier of Milestone 1 achievement or April 16, 2023;
●	119,785 Rights: earlier of Milestone 2 achievement or April 16, 2023;
●	79,857 Rights: earlier of Milestone 3 achievement or April 16, 2023; and
●	79,858 Rights: earlier of Milestone 4 achievement or April 16, 2024.

As of December 31, 2023, Milestones 2 and 3 set forth within the agreement were met. During the year ended December 31, 2023, Milestone 1 was met, resulting in the conversion of 119,785 Rights into 119,785 common shares of the Company. As of December 31, 2023, only Milestone 4 has not been achieved.

Share-based payments

During the year ended December 31, 2023, the Company adopted the 2023 Omnibus Equity Incentive Plan (“Omnibus Plan”), which governs the terms of stock options, restricted share units (“RSUs”), performance share units (“PSUs”) and deferred share units (“DSUs”). Any awards granted after the effective date of the Omnibus Plan fell under the Omnibus Plan.

Stock options

The stock options have a maximum expiry date period of 5 years from the grant date. The Company determines the fair value of the stock options granted using the Black-Scholes option pricing model.

16.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

Restricted share units and performance share units

Upon each vesting date, participants will receive, at the sole discretion of the Board of Directors: (a) common shares equal to the number of RSUs or PSUs that vested; (b) cash payment equal to the 5-day volume weighted average trading price of common shares; or (c) a combination of (a) and (b). For RSUs classified as equity settled share-based payments, the Company determines the fair value of the RSUs granted using the Company’s share price on grant date. For PSUs granted during the year, the fair values were determined using the Company’s share price on grant date.

Deferred share units

The DSUs are granted to independent members of the Board of Directors. The DSUs vest immediately and have all of the rights and restrictions that are applicable to RSUs, except that the DSUs may not be redeemed until the participant has ceased to hold all offices, employment and directorships with the Company. For DSUs classified as equity settled share-based payments, the Company determines the fair value of the DSUs granted using the Company’s share price on grant date.

Share purchase warrant, RSU, PSU and DSU and stock option transactions are summarized as follows:

	Warrants		RSUs	PSUs	DSUs	Stock Options
		Weighted					Weighted
		Average					Average
	Number	Exercise Price	Number	Number	Number	Number	Exercise Price
Outstanding, December 31, 2021	2,812,500	$10.80	56,074	—	—	5,275,124	$10.18
Granted	—	$—	1,836,766	—	—	399,306	$8.61
Replacement warrants and options pursuant to acquisition of QuestEx (Note 9)	150,691	$14.19	—	—	—	77,158	$9.87
Exercised	(2,812,500)	$10.80	(48,074)	—	—	(479,169)	$5.19
Cancelled	(137,868)	$14.88	(8,945)	—	—	(238,994)	$11.80
Outstanding, December 31, 2022	12,823	$6.77	1,835,821	—	—	5,033,425	$10.44
Granted	—	$—	607,750	770,000	86,257	485,151	$6.80
Exercised	(9,657)	$6.81	(400,776)	—	—	(267,524)	$3.86
Cancelled	(3,166)	$6.57	(197,456)	—	—	(351,134)	$11.80
Outstanding, December 31, 2023	—	$—	1,845,339	770,000	86,257	4,899,918	$10.34
Exercisable, December 31, 2023	—	$—	—	—	—	3,755,055	$10.48

16.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

The weighted average share price at the date of exercise of the stock options was $7.46 during the year ended December 31, 2023 (2022 – $15.13). The weighted average share price at the date of exercise of the warrants was $7.69 during the year ended December 31, 2023 (2022 – $15.78).

As at December 31, 2023, stock options, RSUs, and PSUs outstanding and exercisable were as follows:

			Weighted Average
	Exercise Price		Remaining Life
	($/Share)	Outstanding	(Years)	Exercisable
Stock options	1.00 - 5.00	789,427	1.20	789,427
	5.01 - 10.00	738,359	4.19	115,948
	10.01 - 15.00	3,372,132	2.32	2,849,680
		4,899,918	2.42	3,755,055

Restricted share units		1,845,339	0.85	—

Performance share units		770,000	1.72	—

Share-based payments expense consists of:

	2023	2022
Stock options	$2,697	$6,775
Restricted share units	8,591	4,196
Performance share units	624	—
Deferred share units	75	—
	$11,987	$10,971

Recorded in exploration and evaluation expense	$3,131	$3,584
Recorded in general and administrative expense	8,856	7,387
	$11,987	$10,971

The weighted average fair value per unit of the Company's stock options and share units granted during the year were as follows:

	2023	2022
Stock options	$3.33	$4.33
Restricted share units	$8.15	$8.64
Performance share units	$6.04	$—
Deferred share units	$6.09	$—

16.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

Share purchase warrant and stock option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate. Weighted average inputs used were as follows:

	Warrants		Stock Options
	2023	2022	2023	2022
Expected life (years)	—	0.3	3.5	3.4
Annualized volatility	—	35.00%	59.03%	67.00%
Dividend rate	—	0.00%	0.00%	0.00%
Risk-free interest rate	—	2.74%	4.42%	2.92%